Risk Management and Use of Derivative Financial Instruments (Details 2) (Cash Flow Hedging [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net
Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	$ (5,464)	$ 272	$ (63)
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net
Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	(1,419)	(1,028)	(162)
Interest Rate Cap [Member]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net
Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	(662)
Foreign Exchange Option [Member]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net
Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	$ (3,383)	$ 1,300	$ 99